SIGNIFICANT ACCOUNTING POLICIES - Disaggregation of net revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021
SIGNIFICANT ACCOUNTING POLICIES
Total	$ 1,019,772	$ 4,390,907	$ 4,495,755
Learning Services and Others
SIGNIFICANT ACCOUNTING POLICIES
Total	853,629	4,275,262	4,433,910
Learning Content Solutions
SIGNIFICANT ACCOUNTING POLICIES
Total	$ 166,143	$ 115,645	$ 61,845